Derivatives and Hedging Activities (Details) - Schedule of transactions are designated as hedge accounting - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of transactions are designated as hedge accounting [Abstract]
Cash flow hedge	$ 9,670	$ 6,399